Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000248559
Shareholder Report [Line Items]
Fund Name	Bancreek International Large Cap ETF
Trading Symbol	BCIL
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	883-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,347,684
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 242,955
InvestmentCompanyPortfolioTurnover	280.00%
C000247101
Shareholder Report [Line Items]
Fund Name	Bancreek U.S. Large Cap ETF
Trading Symbol	BCUS
Security Exchange Name	NYSEArca
Additional Information Phone Number	833-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek U.S. Large Cap ETF	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bancreek U.S. Large Cap ETF - NAV	S&P 500® Index
12/20/23	$10,000	$10,000
02/29/24	$11,189	$10,877
05/31/24	$11,368	$11,302
08/31/24	$12,305	$12,137
11/30/24	$13,169	$13,005
02/28/25	$12,367	$12,879
05/31/25	$12,669	$12,830
08/31/25	$13,058	$14,065
11/30/25	$13,242	$14,956

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 20, 2023)
Bancreek U.S. Large Cap ETF - NAV	0.55%	15.51%
S&P 500® Index	15.00%	22.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 96,610,001
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 632,334
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$96,610,001
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$632,334
Portfolio Turnover Rate	227%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	3.0%
Materials	5.9%
Financials	8.9%
Health Care	9.8%
Consumer Discretionary	13.0%
Technology	22.1%
Industrials	36.9%

Top 10 Holdings (% of net assets)

Amphenol Corporation, Class A	4.0%
Cintas Corporation	4.0%
Boston Scientific Corporation	4.0%
Parker-Hannifin Corporation	4.0%
Trane Technologies PLC	4.0%
TransDigm Group, Inc.	4.0%
O'Reilly Automotive, Inc.	4.0%
WW Grainger, Inc.	4.0%
Mueller Industries, Inc.	3.9%
Motorola Solutions, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.